SIGNIFICANT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT TRANSACTIONS
Schedule of effect of the disposal
The effect of the disposal is detailed below:

2018

Cash consideration received	2,830

Derecognition of assets classified as held for sale	(1,599)
Release cumulative share of other comprehensive income / (loss) of Italy Joint Venture	(31)
Release cumulative foreign currency translation reserve related to Italy Joint Venture *	79
Gain / (loss) on disposal of discontinued operations	1,279
* Included in the release of cumulative foreign currency translation reserve is an accumulated loss of US$80, arising from the release of the net investment hedge related to the Company’s investment in the Italy Joint Venture.

Schedule of financial information related to the discontinued operation
The following table shows the impact of the retrospective recognition of depreciation expense in profit or loss for the period ended December 31, 2017 and reversal of the reclassification of Deodar assets and liabilities as held for sale on VEON’s balance sheet as of December 31, 2017:

	Balance sheet as reported	Retrospective depreciation recorded in 2017	Reclassification	Adjusted balance sheet
Assets
Property and equipment	6,097	(37)	177	6,237
Goodwill	4,394	—	224	4,618
Deferred tax assets	272	—	64	336
Other non-current assets	199	—	2	201
Other current assets	2,443	—	44	2,487
Assets classified as held for sale	533	—	(511)	22

Equity
Equity attributable to equity owners of the parent	4,352	(21)	—	4,331
Equity of non-controlling interest	(425)	(16)	—	(441)

Liabilities
Non-current liabilities	10,937	—	7	10,944
Current liabilities	4,607	—	28	4,635
Liabilities associated with assets held for sale	50	—	(35)	15

The table below provides the details of share of profit / (loss) and share of other comprehensive income / (loss) of the Italy Joint Venture for the following years:

Discontinued operations	2018	2017	2016

Share of profit / (loss) of Italy Joint Venture	(300)	(390)	59
Share of other comprehensive income / (loss) of Italy Joint Venture	(18)	(12)	—